SCHEDULE OF CONCENTRATION RISKS (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Garment Manufacturing Segment [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of risk	85.30%	98.40%
Garment Manufacturing Segment [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of risk	11.40%	1.60%
Garment Manufacturing Segment [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of risk	3.30%
Logistics Services Segment [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of risk	19.10%	16.60%
Logistics Services Segment [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of risk	8.20%
Logistics Services Segment [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of risk	8.20%
Logistics Services Segment [Member] | Customer D [Member]
Concentration Risk [Line Items]
Percentage of risk	6.70%
Logistics Services Segment [Member] | Customer E [Member]
Concentration Risk [Line Items]
Percentage of risk	5.60%	5.50%